Summary of Significant Accounting Policies (Tables)	1 Months Ended
Jan. 31, 2015
Summary of Significant Accounting Policies
Property and equipment
Description	Estimated Useful Life
Furniture	5 and 7
Laboratory and manufacturing equipment	5
Computer & network equipment	3
Software	3

Schedule of identifiable intangible assets

        Identifiable intangible assets were as follows (in thousands):

	As of January 31, 2015
	Estimated Useful Life	Gross Value	Accumulated Amortization	Net Value
Intangible assets	5 years	$150	$(1)	$149

Schedule of estimated aggregate future amortization expense in future years

As of January 31, 2015, the estimated aggregate future amortization expense in future years is as follows (in thousands):

Years ending January 31:
2016	$30
2017	30
2018	30
2019	30
2020	29

Total	$149

Reconciliation of numerator and denominator

	Month ended January 31,		Year ended December 31,
	2015	2014	2014	2013
		(Unaudited)
Numerator:
Net loss available to BioPharmX common stockholders (in thousands)	$(1,237)	$(364)	$(8,129)	$(1,588)
Denominator:
Weighted-avarage shares of common stock outstanding used in the calculation of basic net income per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000
Effect of dilutive securities:
Stock options and equivalents	—	—	—	—
Convertible redeemable preferred stock	—	—	—	—

Weighted-avarage shares of common stock outstanding used in the calculation of diluted net income per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000

Schedule of outstanding shares of common stock equivalents excluded from the computation of diluted net loss per share

	Month ended January 31,		Year ended December 31,
	2015	2014	2014	2013
		(Unaudited)
Convertible redeemable preferred stock	4,207,987	—	4,207,987	—
Stock options and awards to purchase common stock	2,882,585	2,606,000	2,802,690	2,606,000
Common stock warrants	2,702,543	—	2,702,543	—